Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 1,067	¥ 159	¥ 712
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	[1]	0	0	0
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 1,099	¥ 109	¥ 825

[1]	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2019, 2020 and 2021 include write-downs of ¥825 million, ¥109 million and ¥1,099 million of hotels, respectively.